Customer deposits	12 Months Ended
Dec. 31, 2019
Customer deposits
Customer deposits

20. Customer deposits

The breakdown by classification, type and currency of the balance of Customer deposits is as follows:

	12/31/2018	12/31/2019

Classification:
Other financial liabilities at fair value through profit or loss	128,719	129,216
Financial liabilities at amortized cost	646,089	630,055
	774,808	759,271
Type:
Repurchase agreements	128,719	129,216
Demand deposits:
Current accounts	443,223	424,563
Other deposits	25,904	24,010
Of which:
Collateral received for OTC financial derivatives transactions (Note 32)	9,874	7,799
Others	16,030	16,211
Time deposits:
Fixed-term deposits	175,642	179,768
Accrued interest	1,320	1,714
	774,808	759,271
Currency:
Peso	664,535	677,634
USD	110,120	81,631
Other currencies	153	6
	774,808	759,271

As of December 31, 2019, the Bank decided to present the sale of financial assets acquired under reverse repurchase agreements and pledged in repurchase agreement transactions as Other financial liabilities at fair value through profit or loss (Deposits from credit institutions – Repurchase agreements and Customer deposits – Repurchase agreements) (see note 2.ae).

As of December 31, 2018 and 2019, customer deposits of 9,874 million pesos and 7,799 million pesos, respectively, have been received in connection with OTC financial derivatives transactions (see Note 32).

Note 45.a includes a breakdown of the remaining maturity periods of Customer deposits. In addition, Note 45.d contains the fair value amounts of these liabilities classified as Customer deposits - Financial liabilities at amortized cost.